SCHEDULE OF OTHER CURRENT ASSETS (Details) - Nonrelated Party [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Prepayments for materials	$ 7,509	$ 16,372
Prepayments for R&D	110	698
Prepayments for utilities	571	596
Other prepayments	341	250
Deductible value-added tax input	207	630
Other receivable	1,662	250
Promissory note receivable		1,380
Deferred cost		2,959
Subtotal	10,400	23,135
Less: allowance for bad debts	(449)	(230)
Net balance	$ 9,951	$ 22,905